Initial Public Offering (Details) - USD ($)			12 Months Ended
	Jul. 08, 2024	Jul. 03, 2024	Sep. 30, 2025	Jun. 30, 2026
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from initial public offering (in Dollars)		$ 50,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued		750,000	750,000
Underwriters option period from the date of initial public offering		45 days	45 days
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued	750,000
Price per share (in Dollars per share)	$ 10
Gross proceeds from initial public offering (in Dollars)	$ 7,500,000
Class A Ordinary Shares [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued		5,000,000		5,000,000
Price per share (in Dollars per share)		$ 10
Each unit will be separated into		1
Ordinary shares, par value (in Dollars per share)		$ 0.0001